SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. [   ]

[X] Post-Effective Amendment No. [ 1 ] (File No. 333-112408)

(Check Appropriate Box or Boxes)

                             AXP Growth Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Part A is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112408 filed on or about March 25, 2004.

Part B is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112408 filed on or about March 25, 2004.

PART C.   OTHER INFORMATION

Item 15.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16.  Exhibits.

(1)(a)    Articles of  Incorporation,  as amended  November 10,  1988,  filed as
          Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(b)    Articles of Amendment to the Articles of  Incorporation,  dated
          June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(c)    Articles of Amendment to the Articles of  Incorporation,  dated
          November  14,  2002,  filed   electronically   as  Exhibit  (a)(3)  to
          Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(2) By-laws, as amended January 11, 2001 filed electronically as Exhibit (b) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A of this Registration Statement.

(5)       Not applicable.

(6)(a) Investment Management Services Agreement dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Corporation filed electronically as Exhibit
          (d)(4) to Post-Effective Amendment No. 69 to Registration Statement No. 2-38355 filed on or about March 21, 2002 is incorporated by reference.

(6)(b) Amendment to Investment Management Services Agreement dated June 3, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and
          American  Express  Financial   Corporation  filed  electronically as
          Exhibit (d)(7) to Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(6)(c) Investment Management Services Agreement, dated December 1, 2002, between Registrant on behalf of AXP Large Cap Equity Fund and AXP Large Cap Value Fund and American Express Financial Corporation, filed electronically as Exhibit (d)(11) to Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, is incorporated by reference.

(7) Distribution Agreement dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Advisors, Inc. filed electronically as Exhibit (e)(2) to Post-Effective Amendment No. 69 to Registration Statement No. 2-38355 filed on or about March 21, 2002 is incorporated by reference.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Trust Company filed electronically as Exhibit (g)(7) to Post-Effective Amendment No. 69 to Registration Statement No. 2-38355 filed on or about March 21, 2002 is incorporated by reference.

(9)(b) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(9)(c) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(d) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.
          Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution For Class C Shares dated January 10, 2002, between Registrant on behalf of AXP Large Cap Equity Fund, and American Express Financial Advisors, Inc. filed electronically as Exhibit (m)(4) to Post-Effective Amendment No. 69 to Registration Statement No. 2-38355, filed on or about March 21, 2002 is incorporated by reference.

(10)(b) Rule 18f-3 Plan dated March 9, 2000, as Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586, filed on or about June 26, 2000, is incorporated by reference.

(11) Opinion and Consent of Counsel as to the legality of the securities being registered filed electronically on or about March 25, 2004 as
          Exhibit  (11)  to  Pre-Effective   Amendment  No.  1  to  Registration
          Statement No. 333-112408 is incorporated by reference.

(12) Tax opinion for merger of AXP Blue Chip Advantage Fund into AXP Large Cap Equity Fund is filed electronically herewith. Tax opinion for merger of AXP Research Opportunities Fund into AXP Large Cap Equity Fund is filed electronically herewith.

(13)(a) Administrative Services Agreement dated January 10, 2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Corporation filed electronically as Exhibit (h)(12) to Post-Effective Amendment No. 69 to Registration Statement No. 2-38355 filed on or about March 21, 2002 is incorporated by reference.

(13)(b) Amendment to Administrative Services Agreement dated June 3, 2002, between AXP Growth Series, Inc. on behalf of AXP Large Cap Equity Fund and American Express Financial Corporation filed electronically as Exhibit (h)(7) to Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(c) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(d)   Class Y  Shareholder  Service  Agreement  dated  January  10,  2002, between Registrant, on behalf of AXP Large Cap Equity Fund, and American Express Financial Advisors Inc. filed electronically as Exhibit (h)(13) to Post-Effective Amendment No. 69 to Registration Statement No. 2-38355, filed on or about March 21, 2002 is incorporated by reference.

(13)(e) Transfer Agency Agreement, dated May 1, 2003 between Registrant on behalf of AXP Growth Fund, AXP Large Cap Equity Fund, AXP Large Cap Value Fund, AXP Quantitative Large Cap Equity Fund and AXP Research Opportunities Fund and American Express Client Service Corporation, filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 75 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(f) Class I Shares Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation, dated Nov. 13, 2003, filed electronically on or about Nov. 25, 2003 as Exhibit
          (h)(9), is incorporated by reference to AXP Stock Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-11358.

(14)(a) Independent Auditors' Consent as to AXP Growth Series, Inc. filed electronically on or about March 25, 2004, as Exhibit (14)(a) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

(14)(b) Independent Auditors' Consent as to AXP Market Advantage Series, Inc. filed electronically on or about March 25, 2004, as Exhibit (14)(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

(15)      Financial Statements: Not Applicable.

(16)(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 69 to Registration Statement No. 2-38355, filed on or about March 21, 2002 is incorporated by reference.

(16)(c) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Post-Effective Amendment No. 72 to Registration Statement No. 2-38355, filed on or about Sept. 27, 2002 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004, as Exhibit (p)(2) to AXP Discovery Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(17)(c) Prospectus, dated Sept. 29, 2003, for AXP Large Cap Equity Fund filed electronically as Exhibit (17)(c) to this Registration Statement on or about Feb. 2, 2004, is incorporated by reference.

(17)(d) Statement of Additional Information, dated Sept. 29, 2003, for AXP Large Cap Equity Fund filed electronically as Exhibit (17)(d) to this Registration Statement on or about Feb. 2, 2004, is incorporated by reference.

(17)(e) Annual Report, dated Sept. 29, 2003 for the period ended July 31, 2003, for AXP Large Cap Equity Fund filed electronically on or about March 25, 2004, as Exhibit (17)(e) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

(17)(f) Prospectus, dated March 31, 2004, for AXP Blue Chip Advantage Fund filed electronically on or about March 25, 2004, as Exhibit (17)(f) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

(17)(g)   Statement of Additional Information, dated March 31, 2004, for
          AXP Blue Chip Advantage Fund filed electronically on or about March 25, 2004, as Exhibit (17)(g) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

(17)(h) Annual Report, dated March 31, 2004, for the period ended Jan. 31, 2004, for AXP Blue Chip Advantage Fund filed electronically on or about March 25, 2004, as Exhibit (17)(h) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

(17)(i) Semiannual Report, dated Jan. 31, 2004 for the same period ended, for AXP Large Cap Equity Fund filed electronically on or about March 25,
          2004,  as  Exhibit  (17)(i)  to  Pre-Effective   Amendment  No.  1  to
          Registration Statement No. 333-112408 is incorporated by reference.

(17)(j) Prospectus, dated Sept. 29, 2003, for AXP Research Opportunities Fund filed electronically as Exhibit (17)(j) to this Registration Statement on or about Feb. 2, 2004, is incorporated by reference.

(17)(k) Statement of Additional Information, dated Sept. 29, 2003, for AXP Research Opportunities Fund filed electronically as Exhibit (17)(k) to this Registration Statement on or about Feb. 2, 2004, is incorporated by reference.

(17)(l) Annual Report, dated Sept. 29, 2003 for the period ended July 31, 2003, for AXP Research Opportunities Fund filed electronically on or about March 25, 2004, as Exhibit (17)(l) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

(17)(m) Prospectus Supplement, dated Jan. 20, 2004, for AXP Large Cap Equity Fund, AXP Blue Chip Advantage Fund and AXP Research Opportunities Fund filed electronically as Exhibit (17)(m) to this Registration Statement on or about Feb. 2, 2004, is incorporated by reference.

(17)(n)   Prospectus Supplement, dated Nov. 19, 2003, for AXP Blue Chip
          Advantage   Fund   and   AXP   Research   Opportunities   Fund   filed
          electronically as Exhibit (17)(n) to this Registration Statement on or about Feb. 2, 2004, is incorporated by reference.

(17)(o) Semiannual Report, dated Jan. 31, 2004, for the same period ended, for AXP Research Opportunities Fund filed electronically on or about March 25, 2004, as Exhibit (17)(o) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112408 is incorporated by reference.

Item 17. Undertakings.

         None.

                                    SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Growth Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to this Registration Statement to be signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 9th day of August, 2004.

AXP GROWTH SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ---------------------
         Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of August, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
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     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
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     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
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     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated July 7, 2004, filed electronically herewith as Exhibit (16)(a) to this Amendment to the Registration Statement, by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg